Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000130440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,035,149	$ 1,288,417	$ 1,365,441	$ 1,602,524	$ 1,881,768	$ 2,203,878	$ 1,948,645	$ 2,166,332	$ 2,586,095	$ 2,668,200
C000042692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,349	12,875	13,632	15,993	18,763	21,965	19,421	21,594	25,773	26,586
C000042691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,236	12,602	13,213	15,342	17,821	20,642	18,043	19,836	23,409	23,864
C000042690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,424		9,725	12,062	12,739	14,910	17,444	20,361	17,950	19,893	23,668	24,337
C000042694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,428		9,581	12,109	11,765	13,860	16,447	18,023	15,049	16,493	17,648	17,941
C000042695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,084	12,644	12,192	14,259	16,803	18,291	15,163	16,501	17,520	17,683
C000042696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,192	12,924	12,598	14,894	17,734	19,508	16,349	17,975	19,285	19,672
C000130441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,019,727	1,293,046	1,260,997	1,490,934	1,776,033	1,953,988	1,637,964	1,802,095	1,934,193	1,973,700
MSCI World C000130440 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,031,500	1,275,553	1,277,339	1,462,936	1,675,354	2,040,246	1,818,676	2,054,740	2,626,574	3,072,900
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		10,315	12,756	12,773	14,629	16,754	20,402	18,187	20,547	26,266	30,729
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Accumulated Value	10,000		9,634	12,261	11,288	12,692	13,500	14,954	13,438	15,099	16,893	21,033
MSCI EAFE C000130441 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 963,400	$ 1,226,119	$ 1,128,765	$ 1,269,184	$ 1,350,031	$ 1,495,429	$ 1,343,793	$ 1,509,885	$ 1,689,260	$ 2,103,300